As filed with the Securities and Exchange Commission on April 16, 2013

Securities Act File No. 333-163614
Investment Company Act File No. 811-22363

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 12	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 15	☒
(Check appropriate box or boxes.)

Oppenheimer SteelPath MLP Funds Trust
(Exact Name of Registrant As Specified in Charter)

6803 S. Tucson Way
Centennial, Colorado 80112
 (Address of Principal Executive Offices)

(303) 768-3200
Registrant’s Telephone Number, Including Area Code:

Arthur S. Gabinet, Esq.
OFI SteelPath, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 16th day of April, 2013.

OPPENHEIMER STEELPATH MLP FUNDS TRUST

By:   William F. Glavin, Jr.*

---------------------------------------

William F. Glavin, Jr., President,
Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date
William F. Glavin, Jr.*	President, Principal	April 16, 2013
William F. Glavin, Jr.	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	April 16, 2013
Brian W. Wixted	Financial and Accounting Officer

Sam Freedman*	Chairman of the Board of Trustees	April 16, 2013
Sam Freedman

Edward L. Cameron*	Trustee	April 16, 2013
Edward L. Cameron

Jon S. Fossel*	Trustee	April 16, 2013
Jon S. Fossel

Richard F. Grabish*	Trustee	April 16, 2013
Richard F. Grabish

Beverly L. Hamilton*	Trustee	April 16, 2013
Beverly L. Hamilton

Victoria J. Herget*	Trustee	April 16, 2013
Victoria J. Herget

Robert J. Malone*	Trustee	April 16, 2013
Robert J. Malone

F. William Marshall, Jr.*	Trustee	April 16, 2013
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	April 16, 2013
Karen L. Stuckey

James D. Vaughn*	Trustee	April 16, 2013
James D. Vaughn

*By:           /s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

Mr. Lindauer signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No. 11 to the Registration Statement (Reg. No. 333-163614) and incorporated by reference herein.

EXHIBITS LIST

Exhibit Name	Exhibit Number

XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE